10. COMMON STOCK (Tables)	9 Months Ended
Sep. 30, 2014
Notes to Financial Statements
Stock option transactions

	Number of Options	Weighted Average Exercise Price (C$)
Balance at December 31, 2012	9,223,000	1.98
Granted	7,560,000	0.47
Expired	(2,379,500)	1.80
Forfeited	(3,000)	1.25
Balance at December 31, 2013	14,400,500	1.22
Expired	(1,339,000)	1.32
Balance at March 31, 2014	13,061,500	1.21
Forfeited	(35,000)	0.76
Balance at June 30, 2014	13,026,500	1.21
Balance at September 30, 2014	13,026,500	1.21

Schedule of stock options outstanding

Number of Options	Exercise Price (C$)	Aggregate Intrinsic Value (C$)	Expiry Date	Number of Options Exercisable	Aggregate Intrinsic Value (C$)

1,472,500	2.60	—	December 29, 2014	1,472,500	—
300,000	2.34	—	September 22, 2015	300,000	—
1,372,500	2.86	—	November 22, 2015	1,372,500	—
200,000	3.47	—	January 4, 2016	200,000	—
125,000	2.94	—	March 8, 2016	125,000	—
150,000	2.05	—	July 7, 2016	150,000	—
100,000	2.23	—	July 15, 2016	100,000	—
1,671,500	1.25	—	January 6, 2017	1,671,500	—
100,000	0.73	—	June 18, 2017	100,000	—
4,960,000	0.56	—	March 15, 2018	4,960,000	—
50,000	0.32	—	April 9, 2018	50,000	—
150,000	0.34	—	June 27, 2018	150,000	—
2,375,000	0.30	—	December 19, 2018	2,375,000	—
13,026,500		$—		13,026,500	$—

Stock-based compensation

	Three Months Ended September 30, 2014	Three Months Ended September 30, 2013	Nine Months Ended September 30, 2014	Nine Months Ended September 30, 2013
Exploration	$-	$-	$-	$148,125
General and administration	-	-	-	904,512
	$-	$-	$-	$1,052,637

Schedule of fair value assumptions

	September 30, 2014	September 30, 2013

Risk-free interest rate	-	1.25%
Expected life of options (years)	-	4.3
Annualized volatility	-	76%
Dividend rate	-	0.00%